Selected Statements of Income Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income:
Interest on bank deposits and other	$ 156	$ 8	$ 19
Foreign currency translation differences	18	$ 811	$ 425
Interest on marketable securities	260
Total financial income	434	$ 819	$ 444
Financial expenses:
Bank charges	(160)	(166)	(117)
Foreign currency translation differences	(495)	$ (668)	$ (787)
Amortization of premium	(113)
Total financial expenses:	$ 334	$ 15	$ 460